Consolidated Statements of Operation	12 Months Ended
Dec. 31, 2018
Disclosure Of Consolidated Statements Of Operations [Abstract]
Consolidated Statements of Operations
Note 21. Consolidated Statements of Operations
Revenue
The Group’s revenue comprised:
Years ended December 31:	2018	2017	2016
Merchant banking products and services	$124,059	$249,581	$1,078,745
Interest	676	973	3,056
Dividends	168	—	6
Gain on securities, net	3,856	—	—
Other, including medical and real estate sectors	10,992	23,481	49,850
Revenue	$139,751	$274,035	$1,131,657

The revenue of  $124,059 from merchant banking products and services for the year ended December 31, 2018 comprised metals of  $107,540, natural gas of  $10,371, change in royalty revenue estimate of  ($2,437), power and electricity of  $4,254 and fees of  $4,331. Revenue from merchant banking products are generally recognized from contracts with customers.
The revenue of  $249,581 from merchant banking products and services for the year ended December 31, 2017 comprised metals of  $143,572, plastics of  $98, steel products of  $23,898, minerals, chemicals and alloys of  $57,768, natural gas of  $8,931, royalties of  $8,868, power and electricity of  $4,215 and fees of $2,231.
The Group’s revenue includes the revenue of the metals processing acquisition from October 1, 2017 and the Bank from February 1, 2016 in its merchant banking segment.
In December 2016, the Group disposed of certain non-core commodities subsidiaries. Effective January 31, 2017, the Group completed the sale of a non-core commodities trading subsidiary which focused on Latin America. Effective October 1, 2017, the Group disposed of certain subsidiaries, including certain commodities trading subsidiaries in Europe. In September 2018, the Group disposed of certain European subsidiaries which did not have significant business activities.
During the year ended December 31, 2018, management of the Group reclassified certain revenue related to its iron ore royalty interest to contract liabilities. This was accounted for as a change in accounting estimates under IAS 8 and, as a result, during the year ended December 31, 2018, the Group reversed $2,437 which was previously recognized as revenue in the year ended December 31, 2017 and classified the amount to contract liabilities.
During the year ended December 31, 2017, the Group recognized $5,619 for the underpayment of resource property royalties from prior years, which was included in revenue from merchant banking products and services.
Expenses
The Group’s costs of sales and services comprised:
Years Ended December 31:	2018	2017	2016
Merchant banking products and services	$119,552	$223,049	$1,027,627
Credit losses on loans and receivables and guarantees, net of recoveries	34,985*	23,923*	17,023*
Market value decrease (increase) on commodity inventories	109	(400)	4,273
Loss (gain) on derivative contracts, net	794	(1,934)	521
Loss on securities, net	—	619	116
Dispositions of subsidiaries	(25,771)	10,219	(2,585)
Gains on settlements of liabilities	(9,502)	(3,779)	—
Change in fair value of loan payable at FVTPL	167	—	—
Other, including medical and real estate sectors	9,188	11,889	14,077
Total costs of sales and services	$129,522	$263,586	$1,061,052

*       Includes credit losses of  $9,957 on receivables due from former consolidated entities in the year ended December 31, 2018 (2017: $8,585 and 2016: $11,296).

The Group included the following items in costs of sales and services:
Years ended December 31:	2018	2017	2016
Inventories as costs of goods sold (including depreciation, amortization and depletion expenses allocated to costs of goods sold)	$92,138	$206,644	$974,497
The Group’s selling, general and administrative expenses comprised:
As at December 31:	2018	2017
Compensation (wages and salaries)	$10,305	$16,369
Legal and professional	4,469	8,860
Accounting	1,784	1,979
Consulting and fees	4,276	5,506
Depreciation and amortization	254	1,640
Office	1,026	1,797
Other	4,251	9,321
	$26,365	$45,472

Additional information on the nature of expenses incurred in continuing operations
Years Ended December 31:	2018	2017	2016
Depreciation, amortization and depletion	$5,712	$6,732	$11,951
Employee benefits expenses*	18,403	21,016	31,890

*       Employee benefits expenses do not include the directors’ fees. For directors’ fees, please see Note 28.

During the year ended December 31, 2018, certain of the Group’s subsidiaries entered into a court-approved settlement agreement related to proceedings respecting the insolvent estate of certain of our former hydrocarbon subsidiaries. As a result of the settlement, the Group incurred a non-cash charge of  $5,600, which was the carrying value of assets which the Group contributed under the settlement.
During the year ended December 31, 2018 and 2017, the deconsolidation of subsidiaries resulted in a reclassification of cumulative currency translation adjustment loss of  $672 and gain of  $11,306, respectively, from accumulated other comprehensive income within equity to exchange differences on foreign currency transactions in profit or loss.